MUNICIPAL CENTRAL CASH FUND
ANNUAL REPORT
MAY 31, 1999


INVESTMENTS MAY 31, 1999

Showing Percentage of Total Value of Investment in Securities



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
MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ALABAMA - 1.4%

Jefferson County
Participating VRDN:

Series 98-124, 3.4%              $ 8,300,000                      $ 8,300,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(c)

3.4% (BPA Bank of New York        2,000,000                        2,000,000
NA) (a)(c)

Phenix County Ind. Dev. Board     1,500,000                        1,500,000
Envir. Impt. Rev. Bonds
(Mead Coated Board Proj.)
Series 1988, 3.2% tender
9/16/99, LOC ABN-AMRO Bank
NV, CP mode (b)

                                                                   11,800,000

ALASKA - 0.3%

Valdez Marine Term. Rev.          2,200,000                        2,200,000
Rfdg. Bonds (Atlantic
Richfield Co. Proj.) Series
1994 A, 3.15% tender
8/10/99, CP mode

ARIZONA - 4.0%

Apache County Ind. Dev. Auth.     3,000,000                        3,000,000
(Tucson Elec. Pwr.
Co.-Springerville Proj.)
Series 1983 B, 3.4%, LOC
Bank  of New York NA, VRDN
(a)

Arizona Edl. Ln. Marketing        8,600,000                        8,600,000
Corp. Series 1991 A, 3.3%,
LOC Dresdner Bank AG, VRDN
(a)(b)

Coconino County Poll. Cont.       1,500,000                        1,500,000
Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A,
3.4%, LOC Kredietbank NV,
VRDN (a)(b)

Maricopa County Poll. Cont.       1,500,000                        1,500,000
Rev. Bonds (Southern
California Edison Co.)
Series 1985 E, 3.1% tender
8/13/99, CP mode

Pima County Ind. Dev. Auth.       5,200,000                        5,200,000
Single Family Mtg. Rev.
Series 1999 A3, 3.2% 12/1/99
(Pacific Life Ins. Co.
Guaranteed) (b)

Salt River Proj. Agric. Impt.
& Pwr. District:

Series 1997 A, 3.1% 8/10/99,      1,600,000                        1,600,000
CP

3.1% 8/12/99, CP                  1,000,000                        1,000,000

3.15% 8/12/99, CP                 5,600,000                        5,600,000

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev. Bonds
(Citizens Util.):

Series 1993:

3.15% tender 6/9/99, CP mode      3,500,000                        3,500,000
(b)

3.2% tender 7/9/99, CP mode       1,000,000                        1,000,000
(b)

Series 1997, 3.2% tender          1,500,000                        1,500,000
7/9/99, CP mode (b)

                                                                   34,000,000

ARKANSAS - 0.4%

Arkansas Dev. Fin. Auth.          1,000,000                        1,000,000
Participating VRDN Series
1998 C, 3.42% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ARKANSAS - CONTINUED

Arkansas Dev. Fin. Auth.         $ 1,000,000                      $ 1,000,000
Multi-family Hsg. Rev.
(Kiehl Partners L.P. Proj.)
Series 1998, 3.5%, LOC Bank
One, Louisiana  NA, VRDN (a)

Arkansas Hosp. Equip. Fin.        1,200,000                        1,200,000
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog.) Series
1998 A, 3.35%, LOC
NationsBank NA, VRDN (a)

                                                                   3,200,000

CALIFORNIA - 1.9%

California Higher Ed. Student     16,300,000                       16,300,000
Ln. Auth. Series 1992 E1,
3.35%, LOC Student Ln.
Marketing Assoc., VRDN (a)(b)

COLORADO - 2.2%

Colorado Student Oblig. Auth.:

Series 1989 A, 3.4% (AMBAC        13,400,000                       13,400,000
Insured), VRDN (a)(b)

Series 1999 A2, 3.4% (AMBAC       3,900,000                        3,900,000
Insured), VRDN (a)(b)

Denver City & County              1,100,000                        1,100,000
Participating VRDN Series PT
249, 3.42% (Liquidity
Facility Banco Santander SA)
(a)(b)(c)

                                                                   18,400,000

FLORIDA - 6.7%

Florida Cap. Projects Fin.        16,200,000                       16,200,000
Auth. (Florida Hosp. Assoc.
Cap. Proj.) Series 1998 A,
3.4% (FSA Insured), VRDN (a)

Florida Div. Board Fin. Dept.     8,550,000                        8,550,000
Gen. Svcs. Rev.
Participating VRDN Series
61, 3.37% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(c)

Florida Muni. Pwr. Agcy. 3.1%     1,900,000                        1,900,000
9/16/99, LOC First Union
Nat'l. Bank of North
Carolina, CP

Indian River County Hosp.         2,000,000                        2,000,000
District Hosp. Rev. Bonds
Series 1990, 3.15% tender
7/22/99, LOC Kredietbank
NV, CP mode

Jacksonville Elec. Auth. Rev.     7,700,000                        7,700,000
Series C 1, 3.1% 8/10/99
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP

Jacksonville River City
Renaissance Prog.:

3.05% 9/8/99, CP                  2,900,000                        2,900,000

3.15% 8/12/99, CP                 1,300,000                        1,300,000

Lakeland Elec. & Wtr.             6,930,000                        6,930,000
Participating VRDN Series
960901, 3.34% (Liquidity
Facility Citibank, New York
NA) (a)(c)

Lee County Hosp. Board Hosp.
Rev. Bonds (Lee Memorial
Hosp. Proj.):

Series 1995 A, 3.15% tender       1,600,000                        1,600,000
6/18/99 (Liquidity Facility
SunTrust Bank, Central FL
NA), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

FLORIDA - CONTINUED

Lee County Hosp. Board Hosp.
Rev. Bonds (Lee Memorial
Hosp. Proj.): - continued

Series 1997 B, 3.2% tender       $ 1,000,000                      $ 1,000,000
6/9/99 (Liquidity Facility
SunTrust Bank, Central FL
NA), CP mode

Saint Lucie County Poll.
Cont. Rev. Rfdg. Bonds
(Florida  Pwr. & Lt. Co.
Proj.) Series 1994A:

3.1% tender 8/13/99, CP mode      2,000,000                        2,000,000

3.15% tender 8/10/99, CP mode     1,850,000                        1,850,000

Sarasota County Hosp.             1,660,000                        1,660,000
District Hosp. Rev. Bonds
(Sarasota Memorial Hosp.)
Series 1985 A, 3.1% tender
8/13/99, LOC SunTrust Bank,
Central FL NA, CP mode

West Orange Memorial Hosp.        1,500,000                        1,500,000
Tax District Rev. Bonds
Series 1991 A1, 3.2% tender
8/12/99, LOC RaboBank
Nederland Coop. Central, CP
mode

                                                                   57,090,000

GEORGIA - 1.8%

Clayton County Hsg. Auth.         5,500,000                        5,500,000
Multi-family Hsg. Rev. (Hyde
Park Club Apts. Proj.)
Series 1997, 3.35%, LOC Key
Bank, NA, VRDN (a)(b)

Crisp County Solid Waste          1,000,000                        1,000,000
Mgmt. Auth. Rev. Series
1998, 3.45% (FSA Insured),
VRDN (a)(b)

Fulco Hosp. Auth. Rev.            3,900,000                        3,900,000
Anticipation Ctfs. (Piedmont
Hosp. Proj.) Series 1999,
3.3%, LOC SunTrust Bank of
Atlanta, VRDN (a)

Georgia Muni. Elec. Auth.
Bonds (Gen. Resolution
Proj.)  Series 1985 B:

3.1% tender 8/10/99, LOC          2,000,000                        2,000,000
Morgan Guaranty Trust Co.,
NY, CP mode

3.15% tender 7/21/99, LOC         3,000,000                        3,000,000
Morgan Guaranty Trust Co.,
NY, CP mode

                                                                   15,400,000

HAWAII - 0.1%

Hawaii Arpt. Sys. Rev.            1,000,000                        1,000,000
Participating VRDN Series PT
190B, 3.39% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)(c)

IDAHO - 0.2%

Idaho Hsg. & Fin. Assoc.          1,500,000                        1,500,000
Participating VRDN Series PT
247, 3.39% (Liquidity
Facility Banco Santander SA)
(a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ILLINOIS - 8.0%

Chicago Gen. Oblig.              $ 1,700,000                      $ 1,700,000
Participating VRDN Series
22,  3.4% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(c)

Chicago School Reform Board
of Ed. Participating VRDN:

Series 1996 BB, 3.47%             11,100,000                       11,100,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(c)

Series 1998 115, 3.4%             5,750,000                        5,750,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(c)

City of Rolling Meadows Solid     3,300,000                        3,300,000
Waste Disp. Rev. (BFI Waste
Sys. of North America)
Series 99, 3.35%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)

Illinois Dev. Fin. Auth.          2,500,000                        2,500,000
Poll. Cont. Rev. Series A,
3.4%  (MBIA Insured), VRDN
(a)(b)

Illinois Dev. Fin. Auth. Rev.     2,400,000                        2,400,000
(Palos Cmnty. Hosp.) 3.3%
(BPA First Nat'l. Bank of
Chicago), VRDN (a)

Illinois Health Facilities
Auth. Rev. Bonds Series 1998
B:

3.15% tender 8/19/99 (MBIA        1,800,000                        1,800,000
Insured), CP mode

3.2% tender 7/22/99 (MBIA         2,000,000                        2,000,000
Insured), CP mode

Illinois Student Assistance       5,000,000                        5,000,000
Commission Student Ln. Rev.
Series 1997 A, 3.3%, LOC
First Nat'l. Bank of
Chicago, VRDN (a)(b)

Madison County Envir. Impt.
Rev.:

(Shell Wood River Refing.):

Series 1997 A:

3.45%, VRDN (a)(b)                4,000,000                        4,000,000

3.45%, VRDN (a)(b)                11,400,000                       11,400,000

Series A, 3.45%, VRDN (a)(b)      8,400,000                        8,400,000

Rfdg. (Shell Wood River           4,000,000                        4,000,000
Refing.) 3.45%, VRDN (a)(b)

Saint Charles Ind. Dev. Rev.      1,300,000                        1,300,000
(Pier 1 Imports-Midwest,
Inc. Proj.) Series 1986,
3.5%, LOC Bank One, Texas
NA, VRDN (a)(b)

Will County Facilities Rev.       2,900,000                        2,900,000
(Amoco Chemical Proj.)
Series 1998 A, 3.45%, VRDN
(a)(b)

                                                                   67,550,000

INDIANA - 4.4%

Burns Hbr. Ind. Dev. Rev. (J      1,400,000                        1,400,000
& F Steel Corp. Proj.)
3.42%,  LOC Societe
Generale, France, VRDN (a)(b)

Elkhart County Econ. Dev.         955,000                          955,000
Rev. (Burger Dairy Proj.)
3.6%,  LOC Old Kent Bank,
Michigan, VRDN (a)(b)

Indiana Hsg. Fin. Auth.           1,000,000                        1,000,000
Participating VRDN Series PT
246, 3.39% (Liquidity
Facility Cr. Swiss First
Boston, Inc.) (a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

INDIANA - CONTINUED

Indianapolis Gas Util. Sys.
Rev.:

3.15% 8/10/99, CP                $ 1,100,000                      $ 1,100,000

3.15% 9/13/99, CP                 5,000,000                        5,000,000

Petersburg Solid Waste Disp.      3,600,000                        3,600,000
Rev. (Indianapolis Pwr. &
Lt. Co.) Series 1995 C,
3.4%, VRDN (a)(b)

Rockport Ind. Dev. Rev. (AK       5,000,000                        5,000,000
Steel Corp. Proj.) Series
1999 A, 3.4%, LOC PNC Bank
NA, VRDN (a)(b)

Rockport Poll. Cont. Rev.         10,700,000                       10,700,000
Rfdg. (Indiana Michigan Pwr.
Co. Proj.) Series 1995B,
3.4% (BPA Bank of New York
NA), VRDN (a)

South Bend Cmnty. School          1,500,000                        1,502,965
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.
Bonds:

Series 1985L 2:

3.1% tender 8/12/99 (Nat'l.       1,950,000                        1,950,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

3.15% tender 8/10/99 (Nat'l.      2,400,000                        2,400,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

3.15% tender 8/12/99 (Nat'l.      1,050,000                        1,050,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985L 4, 3.1% tender       1,790,000                        1,790,000
8/12/99 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

                                                                   37,447,965

KANSAS - 0.0%

Butler County Solid Waste         500,000                          500,000
Disp. & Cogeneration Rev.
(Texaco Refining & Mktg.)
Series 1996 B, 3.5%, VRDN
(a)(b)

KENTUCKY - 1.3%

Danville Multi-City Lease         1,300,000                        1,300,000
Bonds 3.15% tender 7/9/99,
LOC PNC Bank NA, CP mode

Daviess County Solid Waste        2,300,000                        2,300,000
Disp. Facilities Rev. (Scott
Paper Co.) Series 1993 B,
3.4% (Kimberly-Clark Corp.
Guaranteed), VRDN (a)(b)

Jefferson County Poll. Cont.      1,100,000                        1,100,000
Rev. Bonds (Louisville Gas &
Elec.) Series 1997 A, 3.05%
tender 9/10/99, CP mode (b)

Kentucky Asset/Liability          1,000,000                        1,000,430
Commission Gen. Fund Rev.
Bonds TRAN Series B, 4%
6/25/99

Kentucky Econ. Dev. Fin.          1,100,000                        1,100,000
Auth. Hosp. Facilities Rev.
(Baptist Health Care) Series
B, 3.4% (MBIA Insured), VRDN
(a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

KENTUCKY - CONTINUED

Kentucky Hsg. Corp. Hsg. Rev.    $ 1,800,000                      $ 1,800,000
Bonds Series 1999 C, 3.2%,
tender 12/31/99 (b)

Trimble County Poll. Cont.        2,400,000                        2,400,000
Rev. Bonds (Louisville Gas &
Elec. Co.) Series 1996 A,
3.1% tender 8/5/99, CP mode

                                                                   11,000,430

LOUISIANA - 4.2%

Caddo Parish Ind. Dev. Board      2,500,000                        2,500,000
Exempt Facilities Rev.
(Atlas Proj.) Series 1996 A,
3.4%, LOC Deutsche Bank AG,
VRDN (a)(b)

Calcasieu Parish Ind. Dev.        8,000,000                        8,000,000
Board Envir. Rev. (Citgo
Petroleum Corp.) 3.5%, LOC
Banque Nationale de Paris,
VRDN (a)(b)

Iberville Parish Rev. (Dow        7,500,000                        7,500,000
Chemical Co. Proj.) Series
1999, 3.5%, VRDN (a)(b)

Louisiana Pub. Facilities
Auth. School Health Care
Sys. Bonds:

(Sisters of Charity Incarnate     2,000,000                        2,000,000
Word) Series 1997 D, 3.15%
tender 8/19/99 (BPA Toronto
Dominion Bank), CP mode

Series 1997 D, 3.2% tender        2,000,000                        2,000,000
8/11/99 (BPA Toronto
Dominion Bank), CP mode

Plaquemines Envir. Rev. Rfdg.     5,500,000                        5,500,000
(BP Exploration & Oil,
British Petroleum Co.)
Series 1995, 3.45%, VRDN
(a)(b)

Saint Charles Parish Poll.        4,300,000                        4,300,000
Cont. Rev. (Shell Oil
Co.-Norco Proj.) Series
1991, 3.45%, VRDN (a)(b)

West Baton Rouge Parish Ind.      4,100,000                        4,100,000
District #3 Rev. (Dow
Chemical Co. Proj.) Series
1993, 3.5%, VRDN (a)(b)

                                                                   35,900,000

MAINE - 0.3%

Maine Hsg. Auth. Multi-family     2,900,000                        2,900,000
Dev. Rev. (Park Village
Apts. Proj.) 3.35%, LOC Gen.
Elec. Cap. Corp., VRDN (a)(b)

MARYLAND - 0.5%

Howard County Gen. Oblig. BAN     2,000,000                        2,000,000
Series 1999 A, 3.07% 4/14/00

Maryland Hsg. & Cmnty. Dev.       2,075,000                        2,075,000
Administration Participating
VRDN Series PA 478R, 3.39%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

                                                                   4,075,000

MICHIGAN - 2.6%

Michigan Bldg. Auth. Rev.         4,500,000                        4,500,000
Series 2, 3.15% 8/5/99,  LOC
Canadian Imperial Bank of
Commerce, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.     $ 1,000,000                      $ 1,000,000
Oblig. Rev. (Consumers
Energy) Series 1993A, 3.35%,
LOC Canadian Imperial Bank
of Commerce, VRDN (a)

Michigan Strategic Fund Rev.:

(Mans Proj.) Series 1998,         1,300,000                        1,300,000
3.45%, LOC Comerica Bank,
Detroit, VRDN (a)(b)

Rfdg.:

(Detroit Edison Co. Proj.)        3,900,000                        3,900,000
Series 1995 CC, 3.3%,  LOC
Barclays Bank PLC, VRDN (a)

(Dow Chemical Co. Proj.)          2,700,000                        2,700,000
Series 1994, 3.3%, VRDN (a)

Midland County Econ. Dev.         2,600,000                        2,600,000
Rev. (Dow Chemical Co.
Proj.) Series 1993 A, 3.4%,
VRDN (a)(b)

Wayne Charter County              1,600,000                        1,600,000
Participating VRDN Series
1998 68, 3.45% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)(c)

Wayne-Westland Cmnty. Schools     4,000,000                        4,000,000
Participating VRDN  Series
67, 3.4% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (a)(c)

                                                                   21,600,000

MINNESOTA - 0.7%

Becker Poll. Cont. Rev. Bonds     1,000,000                        1,000,000
(Northern States Pwr.)
Series 1992 A, 3.05% tender
8/11/99, CP mode

Plymouth Multi-family Hsg.        1,965,000                        1,965,000
Rev. Rfdg. (At the Lakes
Apt.)  Series 1997 A, 3.45%
(Fannie Mae Guaranteed),
VRDN (a)(b)

Rochester Health Care             2,600,000                        2,600,000
Facilities Rev. Bonds (Mayo
Foundation/Mayo Med. Ctr.)
Series C, 3.1% tender
8/23/99, CP mode

                                                                   5,565,000

MISSISSIPPI - 0.1%

Mississippi Bus. Fin. Corp.       1,000,000                        1,000,000
Solid Waste Disp. Rev.
(Choctaw Generation Ltd.)
Series 1998, 3.35%, LOC
Chase Manhattan Bank, VRDN
(a)(b)

MISSOURI - 1.6%

Missouri Higher Ed. Ln. Auth.
Student Ln. Rev.:

Series 1990 A, 3.35%, LOC         8,700,000                        8,700,000
Nat'l. Westminster Bank PLC,
VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MISSOURI - CONTINUED

Missouri Higher Ed. Ln. Auth.
Student Ln. Rev.: - continued

Series 1990 B, 3.35%, LOC        $ 1,000,000                      $ 1,000,000
Nat'l. Westminster Bank PLC,
VRDN (a)(b)

Missouri Hsg. Dev. Commission     3,900,000                        3,900,000
Participating VRDN 3.39%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)(c)

                                                                   13,600,000

NEVADA - 1.5%

Nevada Gen. Oblig.
Participating VRDN:

Series FR/RI 36, 3.4%             3,600,000                        3,600,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series SGB 97 31, 3.37%           3,500,000                        3,500,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Washoe County Wtr. Facilities     5,300,000                        5,300,000
Rev. (Sierra Pacific Pwr.
Co.) Series 1990, 3.5%, LOC
UBS AG, VRDN (a)(b)

                                                                   12,400,000

NEW HAMPSHIRE - 0.3%

New Hampshire Bus. Fin. Auth.     1,350,000                        1,350,000
Poll. Cont. Rev. Auth. Bonds
(New England Pwr. Co.)
Series 1990 A, 3.25% tender
8/2/99, CP mode (b)

New Hampshire Hsg. Fin. Auth.     870,000                          870,000
Participating VRDN Series PA
351, 3.39% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)

                                                                   2,220,000

NEW JERSEY - 1.3%

Delaware River Port Auth.         6,100,000                        6,100,000
Participating VRDN Series
1996 SG 53, 3.32% (Liquidity
Facility Societe Generale,
France) (a)(c)

Middlesex County Gen. Impt.       5,000,000                        5,011,036
BAN 3.25% 1/24/00

                                                                   11,111,036

NEW MEXICO - 0.1%

New Mexico Hsg. Auth.             755,000                          755,000
Participating VRDN Series
96C3101, 3.34% (Liquidity
Facility Citibank, New York
NA) (a)(c)

NEW YORK - 4.8%

Long Island Pwr. Auth. Elec.      1,150,000                        1,150,000
Sys. Rev. Series 7, 3.3%
(MBIA Insured) (BPA Cr.
Swiss First Boston, Inc.),
VRDN (a)

Nassau County Gen. Oblig. BAN     6,000,000                        6,004,994
Series 1999 A, 3.5% 8/17/99

New York City Gen. Oblig.         8,200,000                        8,200,000
Series 1995 B9, 3.15%,  LOC
Chase Manhattan Bank, VRDN
(a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Ind. Dev. Agcy.
Participating VRDN:

Series 1996 H, 3.37%             $ 1,675,000                      $ 1,675,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(b)(c)

Series 1997 H, 3.37% (a)(b)(c)    3,240,000                        3,240,000

New York City Muni. Wtr. Fin.     1,200,000                        1,200,000
Auth. Participating VRDN
Series SGB 25, 3.32%
(Liquidity Facility Societe
Generale, France) (a)(c)

New York State Mtg. Agcy.         10,000,000                       10,000,000
Participating VRDN Series
1997 J, 3.4% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(b)(c)

New York State Pwr. Auth.         9,400,000                        9,400,000
Rev. & Gen. Purp. Series 1,
3.15% 6/10/99, CP

                                                                   40,869,994

NEW YORK & NEW JERSEY - 0.4%

Port Auth. of New York & New      3,200,000                        3,200,000
Jersey Participating VRDN
Series 6, 3.37% (Liquidity
Facility Societe Generale,
France) (a)(b)(c)

NORTH CAROLINA - 1.2%

North Carolina Med. Care          1,500,000                        1,500,000
Commission Rev. Series 1996
A, 3.4%, LOC NationsBank NA,
VRDN (a)

North Carolina Muni. Pwr.         4,000,000                        4,000,000
Agcy. #1 Catawba Elec. Rev.
3.05% 9/10/99, LOC Morgan
Guaranty Trust Co., NY,  LOC
UBS AG, CP

Raleigh-Durham Arpt. Auth.
Spl. Facilities Rev. Rfdg.
(American Airlines, Inc.)
Series 1995 A:

3.4%, LOC NationsBank NA,         1,300,000                        1,300,000
VRDN (a)

3.4%, LOC NationsBank NA,         3,300,000                        3,300,000
VRDN (a)

                                                                   10,100,000

NORTH DAKOTA - 0.5%

North Dakota Hsg. Fin. Agcy.      2,500,000                        2,500,000
Rev. Series 1999 C, 3.2%
4/1/00 (b)

Oliver County Participating       1,600,000                        1,600,000
VRDN Series MSDW 1998 12,
3.4% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (a)(c)

                                                                   4,100,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - 1.5%

Cincinnati Student Ln. Fdg.      $ 5,000,000                      $ 5,000,000
Corp. Student Ln. Rev. Rfdg.
 Series 1998 A1, 3.3% (BPA
Bank of America Nat'l. Trust
& Savings Assoc.), VRDN
(a)(b)

Ohio Air Quality Dev. Auth.       1,000,000                        1,000,000
Poll. Cont. Rev. Bonds
(Cleveland Elec.) Series
1988B, 3.05% tender 9/10/99
(FGIC Insured), CP mode

Ohio Hsg. Fin. Agcy.              2,240,000                        2,240,000
Participating VRDN Series PT
241, 3.39% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)(c)

Ohio State Univ. Rev. 3.15%       2,600,000                        2,600,000
8/12/99, CP

Summit County Ind. Dev. Rev.      1,500,000                        1,500,000
(SGS Tool Proj.) Series B,
3.5%, LOC Nat'l. City Bank,
Cleveland, VRDN (a)(b)

                                                                   12,340,000

OKLAHOMA - 0.5%

Oklahoma Hsg. Fin. Auth.          1,090,000                        1,090,000
Participating VRDN Series
1999 A5, 3.45% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)(c)

Oklahoma Student Ln. Auth.        2,800,000                        2,800,000
Rev. Series 1998 A, 3.35%
(MBIA Insured), VRDN (a)(b)

                                                                   3,890,000

PENNSYLVANIA - 4.6%

Allegheny County Ind. Dev.        1,000,000                        1,000,000
Auth. Rev. (Union Elec.
Steel Co. Proj.) Series 1996
A, 3.4%, LOC PNC Bank NA,
VRDN (a)(b)

Carbon County Ind. Dev. Auth.     1,290,000                        1,290,000
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.) Series 1990 B, 3.05%
tender 9/10/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (b)

Delaware County Ind. Dev.         2,000,000                        2,000,000
Auth. Bonds Series 1988 B,
3.1% tender 8/16/99 (FGIC
Insured), CP mode

Pennsylvania Econ. Dev. Fing.     1,000,000                        1,000,000
Auth. Econ. Dev. Rev. Series
1997 B2, 3.4%, LOC PNC Bank
NA, VRDN (a)(b)

Pennsylvania Higher Ed.           10,750,000                       10,750,000
Assistance Agcy. Student Ln.
Rev. Series 1994 A, 3.35%,
LOC Student Ln. Marketing
Assoc., VRDN (a)(b)

Philadelphia Arpt. Rev.           8,115,000                        8,115,000
Participating VRDN Series SG
118, 3.37% (Liquidity
Facility Societe Generale,
France) (a)(b)(c)

Philadelphia Hosp. & Higher       1,100,000                        1,100,000
Ed. Facilities Health Sys.
Rev. Bonds (Jefferson Health
Sys. Proj.) Series 1999 B,
3.25%, tender 3/31/00

Philadelphia Ind. Dev. Rev.       1,300,000                        1,300,000
(30th Street Station Proj.)
3.9% (MBIA Insured), VRDN
(a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Schuylkill County Ind. Dev.      $ 1,800,000                      $ 1,800,000
Auth. Resource Recovery Rev.
 Rfdg. (Northeastern Pwr.
Co. Proj.) Series 1997 B,
3.4%, LOC Cr. Local de
France, VRDN (a)(b)

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 A, 3.2% tender        2,000,000                        2,000,000
8/5/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (b)

Series 1993:

3.05% tender 9/8/99, LOC          2,100,000                        2,100,000
Nat'l. Westminster Bank PLC,
CP mode (b)

3.1% tender 9/16/99, LOC          2,915,000                        2,915,000
Nat'l. Westminster Bank PLC,
CP mode (b)

York Gen. Auth. Pooled Fing.      3,300,000                        3,300,000
Rev. Series 1996 B, 3.25%
(AMBAC Insured), VRDN (a)

                                                                   38,670,000

SOUTH CAROLINA - 1.9%

Berkeley County Exem. Facs.       2,700,000                        2,700,000
Ind. Rev. (Amoco Corp.)
3.45%, VRDN (a)(b)

South Carolina Pub. Svc.          13,000,000                       13,000,000
Auth. Rev. 3.15% 8/6/99, CP

                                                                   15,700,000

SOUTH DAKOTA - 0.3%

South Dakota Hsg. Dev. Auth.:

Series 1997 E, 3.55%, VRDN        595,000                          595,000
(a)(b)

Series 1998 I, 3.2% 12/2/99       1,650,000                        1,650,000
(b)

                                                                   2,245,000

TENNESSEE - 1.4%

Knox County Health & Ed.          3,700,000                        3,700,000
Facilities Board Rev. 3.5%
(Liquidity Facility
Landesbank
Hessen-Thuringen), VRDN (a)

Signal Mountain Health Ed.        1,300,000                        1,300,000
Health Facilities Bonds
(Alexian Village Proj.)
Series 1999, 3.3%, tender
2/29/00 (FSA Insured)

Volunteer Student Fund Corp.      6,500,000                        6,500,000
Student Ln. Rev. Series 1988
A1, 3.3%, LOC State Street
Bank & Trust Co., VRDN (a)(b)

                                                                   11,500,000

TEXAS - 20.8%

Austin Independent School         7,425,000                        7,425,000
District Participating VRDN
Series SG 68, 3.32%
(Liquidity Facility Societe
Generale, France) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TEXAS - CONTINUED

Austin Util. Sys. Rev. Series    $ 1,450,000                      $ 1,450,000
A, 3.1% 8/10/99, LOC Morgan
Guaranty Trust Co., NY, CP

Bexar County Health               6,925,000                        6,925,000
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 3.55%,
LOC Chase Bank of Texas NA,
VRDN (a)

Brazos River Auth. Poll.
Cont. Rev.:

(Texas Util. Elec. Co. Proj.):

Series 1995 A, 3.5%, LOC          3,000,000                        3,000,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)(b)

Series 1997C, 3.5% (MBIA          12,300,000                       12,300,000
Insured) (BPA Bank of New
York NA), VRDN (a)(b)

Rfdg. (Texas Util. Elec. Co.      5,600,000                        5,600,000
Proj.) Series 1996 C, 3.5%
(AMBAC Insured) (BPA Bank of
New York NA), VRDN (a)(b)

Brazos River Hbr. Navigation
District:

Bonds (Dow Chemical Co.           2,700,000                        2,700,000
Proj.) Series 1988, 3.1%
tender 9/8/99, CP mode (b)

(Dow Chemical Co. Proj.):

Series 1992 A, 3.5%, VRDN         2,100,000                        2,100,000
(a)(b)

Series 1997, 3.5%, VRDN (a)(b)    8,300,000                        8,300,000

Series 1999, 3.5%, VRDN (a)(b)    3,900,000                        3,900,000

Brownsville Util. Sys. Rev.
Series A:

3.05% 9/8/99, LOC Toronto         2,300,000                        2,300,000
Dominion Bank, CP

3.15% 8/12/99, LOC Toronto        1,600,000                        1,600,000
Dominion Bank, CP

Greater East Texas Higher Ed.     2,000,000                        2,000,000
Auth. Student Ln. Rev. Bonds
Series 1995 A, 3.15%, tender
5/1/00, LOC Student Ln.
Marketing Assoc. (b)

Gulf Coast Ind. Dev. Auth.        1,200,000                        1,200,000
Envir. Facilities Rev.
(Citgo Petroleum Corp.
Proj.) Series 1999, 3.5%,
LOC Banque Nationale de
Paris, VRDN (a)(b)

Gulf Coast Ind. Dev. Auth.
Solid Waste Rev. (Citgo
Petroleum Corp. Proj.):

Series 1995, 3.5%, LOC            1,800,000                        1,800,000
NationsBank NA, VRDN (a)(b)

3.5%, LOC Wachovia Bank NA,       8,300,000                        8,300,000
VRDN (a)(b)

Gulf Coast Waste Disp. Auth.
Poll. Cont. Rev. (Amoco Oil
Co. Proj.):

Series 1993, 3.45%, VRDN          2,000,000                        2,000,000
(a)(b)

Series 1994, 3.45%, VRDN          1,100,000                        1,100,000
(a)(b)

Gulf Coast Waste Disp. Auth.      3,200,000                        3,200,000
Envir. Impt. Rev. (Amoco Oil
Co. Proj.) Series 1997,
3.45%, VRDN (a)(b)

Houston Gen. Oblig. Series C,     1,000,000                        1,000,000
3.1% 8/16/99, CP

Houston Wtr. & Swr. Sys. Rev.     1,900,000                        1,900,000
Series A, 3.2% 8/5/99, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TEXAS - CONTINUED

Lower Neches Valley Auth.        $ 3,800,000                      $ 3,800,000
Ind. Dev. Rev. (Mobil Oil
Corp. Proj.) Series 1999,
3.5%, VRDN (a)(b)

North Central Texas Health        2,700,000                        2,700,000
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp. Proj.) Series 1998,
3.2% tender 8/12/99 (AMBAC
Insured), CP mode

North Texas Higher Ed. Auth.
Student Ln. Rev.:

Series 1991 C, 3.35% (BPA         2,000,000                        2,000,000
Student Ln. Marketing
Assoc.), VRDN (a)(b)

Series C, 3.35% (BPA Student      3,500,000                        3,500,000
Ln. Marketing Assoc.), VRDN
(a)(b)

Plano Health Facilities Dev.      1,000,000                        1,000,000
Corp. Hosp. Rev. Bonds
(Chilrens & Presbyterian
Health Care Ctr.) 3.1%
tender 7/20/99  (MBIA
Insured) (BPA Chase Bank of
Texas NA), CP mode

Port Arthur Navigation            1,400,000                        1,400,000
District Poll. Cont. Rev.
(Texaco, Inc. Proj.) Series
1994, 3.4%, VRDN (a)

Port Corpus Christi Ind. Dev.     3,600,000                        3,600,000
Corp. (Citgo Petroleum
Proj.) Series 1998, 3.5%,
LOC Bank One Oklahoma NA,
VRDN (a)(b)

Port Corpus Christi Ind. Dev.     2,700,000                        2,700,000
Corp. Solid Waste Disp. Rev.
(Coastal Refining &
Marketing) 3.4%, LOC Banque
Nationale de Paris, VRDN
(a)(b)

Sabine River Auth. Poll.          3,900,000                        3,900,000
Cont. Rev. (Texas Utils.
Elec. Co.Proj.) Series 1996
B, 3.4% (AMBAC Insured) (BPA
Bank of New York NA), VRDN
(a)(b)

San Antonio Wtr. Rev. Series      1,000,000                        1,000,000
1995, 3.1% 8/13/99, CP

Texas Assoc. School Board         1,000,000                        1,000,000
Ctfs. of Prtn. TAN Series
1998 A, 4% 8/31/99

Texas Gen. Oblig.:

Series 1997B, 2.95% 8/19/99,      37,500,000                       37,500,000
CP

TRAN Series 1998 1999, 4.5%       15,470,000                       15,520,396
8/31/99

Texas Pub. Fin. Auth. Rev.        3,100,000                        3,100,000
Series 1993 A, 3.15%
8/12/99, CP

Trinity River Auth. Poll.         5,200,000                        5,200,000
Cont. Rev. (Texas Util.
Elec. Co. Proj.) Series 1997
A, 3.25% (MBIA Insured),
VRDN (a)(b)

Univ. of Texas Univ. Rev.:

Participating VRDN Series         6,400,000                        6,400,000
1998 97, 3.4% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(c)

Series A, 3.2% 8/11/99, CP        1,500,000                        1,500,000

                                                                   175,920,396

UTAH - 1.0%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Series 1997 B2, 3.15%             1,600,000                        1,600,000
7/21/99, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

UTAH - CONTINUED

Intermountain Pwr. Agcy. Pwr.
Supply Rev.: - continued

Series 1998 B5:

3.1% 7/22/99, CP                 $ 5,200,000                      $ 5,200,000

3.1% 9/16/99, CP                  1,500,000                        1,500,000

Salt Lake City Arpt. Rev.         200,000                          200,000
Series 1996 A, 3.35%, LOC
Union Bank of Switzerland,
LOC UBS AG, VRDN (a)(b)

                                                                   8,500,000

VERMONT - 0.1%

Vermont Edl. & Health Bldg.       1,200,000                        1,200,000
Fin. Agcy. Rev. Bonds
(Middlebury College) 3.15%,
tender 5/1/00

VIRGINIA - 5.4%

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Elec. Pwr. Co. Proj.):

Series 1987A, 3.2% tender         1,000,000                        1,000,000
7/23/99, CP mode

Series B, 3.15% tender            2,000,000                        2,000,000
8/11/99, CP mode

Dinwiddie County Ind. Dev.        23,200,000                       23,200,000
Auth. Rev. (Chaparral Steel
Proj.) Series 1998 A, 3.5%,
LOC NationsBank NA, VRDN
(a)(b)

King George County Ind. Dev.      4,300,000                        4,300,000
Auth. Exempt Facilities Rev.
(Birchwood Pwr. Partners
Proj.) Series A, 3.5%,  LOC
Cr. Swiss First Boston,
Inc., VRDN (a)(b)

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. Pwr. Co. Proj.):

Series 1985, 3.4% tender          2,300,000                        2,300,000
6/1/99, CP mode

Series 84, 3.3% tender            4,000,000                        4,000,000
7/12/99, CP mode

Virginia Hsg. Dev. Auth.          2,600,000                        2,600,000
Participating VRDN Series
FR/RI A2, 3.35% (Liquidity
Facility Commerzbank AG)
(a)(b)(c)

York County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985:

3.1% tender 8/11/99, CP mode      2,100,000                        2,100,000

3.1% tender 8/12/99, CP mode      3,900,000                        3,900,000

                                                                   45,400,000

WASHINGTON - 2.9%

Pierce County Econ. Dev.          1,700,000                        1,700,000
Corp. Rev. (K & M Hldgs. II
Proj.) Series 1997, 3.45%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(b)

Port Seattle Gen. Oblig.:

Series A:

3.1% 8/11/99, LOC Bank of         1,195,000                        1,195,000
America Nat'l. Trust &
Savings Assoc., CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

WASHINGTON - CONTINUED

Port Seattle Gen. Oblig.: -
continued

Series A: - continued

3.15% 7/21/99, LOC Bank of       $ 3,190,000                      $ 3,190,000
America Nat'l. Trust &
Savings Assoc., CP

3.15% 8/12/99, LOC Bank of        1,280,000                        1,280,000
America Nat'l. Trust &
Savings Assoc., CP

Series B:

3.15% 8/12/99, LOC Bank of        1,135,000                        1,135,000
America Nat'l. Trust &
Savings Assoc., CP (b)

3.15% 8/12/99, LOC Bank of        1,040,000                        1,040,000
America Nat'l. Trust &
Savings Assoc., CP (b)

Seattle Ltd. Tax                  2,400,000                        2,400,000
Participating VRDN Series
SGB 12, 3.37% (Liquidity
Facility Societe Generale,
France) (a)(c)

Washington Econ. Dev. Fin.        1,930,000                        1,930,000
Auth. Rev. (Ferry Brothers,
Inc. Proj.) 3.35%, LOC Key
Bank, NA, VRDN (a)(b)

Washington Gen. Oblig.:

Participating VRDN Series SGA     5,080,000                        5,080,000
34, 3.33% (Liquidity
Facility Societe Generale,
France) (a)(c)

Series R 93 B 1, 4.5% 10/1/99     4,000,000                        4,018,725

Washington Hsg. Fin.              935,000                          935,000
Commission Participating
VRDN  Series 1997 D, 3.45%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(b)(c)

Washington Pub. Pwr. Supply       1,000,000                        1,000,000
Sys. Participating VRDN
Series PT 180, 3.37%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(c)

                                                                   24,903,725

WEST VIRGINIA - 2.3%

Braxton County Solid Waste        7,000,000                        7,000,000
Rev. Rfdg. (Weyerhaeuser Co.
Proj.) Series 1999, 3.3%,
VRDN (a)(b)

Marion County Solid Waste         3,800,000                        3,800,000
Disp. Rev. (Grant Town
Cogeneration Proj.) Series
1990 B, 3.35%, LOC Nat'l.
Westminster Bank PLC, VRDN
(a)(b)

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.):

3.1% tender 8/9/99, LOC UBS       1,500,000                        1,500,000
AG, CP mode (b)

3.1% tender 8/11/99, LOC UBS      2,500,000                        2,500,000
AG, CP mode (b)

3.2% tender 7/23/99, LOC UBS      3,900,000                        3,900,000
AG, CP mode (b)

3.2% tender 8/10/99, LOC UBS      1,000,000                        1,000,000
AG, CP mode (b)

                                                                   19,700,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

WISCONSIN - 2.5%

Wisconsin Gen. Oblig.:

RAN 4.5% 6/15/99                 $ 2,500,000                      $ 2,501,282

Series 1997 A, 3.05% 9/10/99,     4,133,000                        4,133,000
CP

Series 1998 B, 3.15% 8/12/99,     6,700,000                        6,700,000
CP

Wisconsin Health & Edl.           2,920,000                        2,920,000
Facilities Auth. Rev. Bonds
(SSM Healthcare) Series
1998B, 3.5% tender 6/1/99
(MBIA Insured), CP mode

Wisconsin Trans. Rev. Series      4,500,000                        4,500,000
1997, 3.15% 8/10/99, CP

                                                                   20,754,282

WYOMING - 1.9%

Lincoln County Poll. Cont.        6,650,000                        6,650,000
Rev. Rfdg. Bonds (Pacificorp
Proj.) Series 1991, 3.1%
tender 8/19/99, LOC UBS AG,
CP mode

Platte County Poll Cont. Rev.     2,500,000                        2,500,000
Rfdg. (Tri-State Generation
Proj.) Series 1984 A, 3.5%,
LOC Nat'l. Rural Util. Coop.
Fin. Corp., VRDN (a)

Sublette County Poll. Cont.       6,600,000                        6,600,000
Rev. (Exxon Proj.) Series
1984, 3.35%, VRDN (a)

                                                                   15,750,000

MULTIPLE STATES- 0.1%

Clipper Tax-Exempt Trust          704,545                          704,545
Participating VRDN Series
1995 1, Class A, 3.47%
(Liquidity Facility State
Street Bank & Trust Co.)
(a)(b)(c)

TOTAL INVESTMENT IN                                              $ 843,962,373
SECURITIES - 100%
(Cost $843,962,373)

Total Cost for Income Tax Purposes  $ 843,962,373


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At May 31, 1999, the fund had a capital loss carryforward of approximately $22,000 all of which will expire on May 31, 2005.

During the fiscal year ended May 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 38.8% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                             MAY 31, 1999

ASSETS

Investment in securities, at                $ 843,962,373
value -  See accompanying
schedule

Cash                                         86,872

Interest receivable                          5,458,856

Prepaid expenses                             4,892

 TOTAL ASSETS                                849,512,993

LIABILITIES

Payable for investments        $ 1,203,146
purchased

Distributions payable           2,382,030

Other payables and accrued      18,821
expenses

 TOTAL LIABILITIES                           3,603,997

NET ASSETS                                  $ 845,908,996

Net Assets consist of:

Paid in capital                             $ 845,945,878

Accumulated undistributed net                (36,882)
realized  gain (loss) on
investments

NET ASSETS, for 845,945,878                 $ 845,908,996
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($845,908,996
(divided by) 845,945,878
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED MAY 31, 1999

INTEREST INCOME                          $ 23,512,972

EXPENSES

Non-interested trustees'      $ 2,143
compensation

Custodian fees and expenses    43,622

Audit                          23,050

Miscellaneous                  2,545

 Total expenses before         71,360
reductions

 Expense reductions            (18,174)   53,186

NET INTEREST INCOME                       23,459,786

NET REALIZED GAIN (LOSS) ON               (15,129)
INVESTMENTS

NET INCREASE (DECREASE) IN               $ 23,444,657
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED MAY 31, 1999  YEAR ENDED MAY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 23,459,786             $ 8,246,933

 Net realized gain (loss)         (15,129)                 8,396

 NET INCREASE (DECREASE) IN       23,444,657               8,255,329
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (23,459,786)             (8,246,933)
from net interest income

Share transactions at net         7,213,677,207            3,063,212,735
asset value of $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (6,496,104,706)          (3,211,446,045)

 NET INCREASE (DECREASE) IN       717,572,501              (148,233,310)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       717,557,372              (148,224,914)
IN NET ASSETS

NET ASSETS

 Beginning of period              128,351,624              276,576,538

 End of period                   $ 845,908,996            $ 128,351,624


FINANCIAL HIGHLIGHTS

YEARS ENDED MAY 31,              1999       1998       1997 C

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .033       .037       .012
Operations Net interest
income



Less Distributions

From net interest income          (.033)     (.037)     (.012)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                    3.35%      3.78%      1.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 845,909  $ 128,352  $ 276,577
(000 omitted)

Ratio of expenses to average      .01%       .02%       .02% A
net assets

Ratio of net interest income      3.12%      3.72%      3.59% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Municipal Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. TRANSACTIONS WITH FMR AND AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

2. TRANSACTIONS WITH FMR AND AFFILIATES - CONTINUED

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $8,387 to FIDFUNDS, which are being amortized over one year.

3. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $18,174 under this arrangement.

4. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Municipal Central Cash Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Municipal Central Cash Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
July 9, 1999


TAXABLE CENTRAL CASH FUND
ANNUAL REPORT
MAY 31, 1999


INVESTMENTS MAY 31, 1999

Showing Percentage of Total Value of Investment in Securities



U.S. TREASURY OBLIGATIONS -
30.5%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

U.S. TREASURY BILLS - 6.6%

 8/19/99                          5.26%                       $ 100,000,000                     $ 98,904,972

 8/19/99                          5.27                         50,000,000                        49,451,115

 9/16/99                          4.55                         250,000,000                       246,674,826

 10/14/99                         4.58                         250,000,000                       245,790,625

 11/12/99                         4.60                         300,000,000                       293,850,000

 11/12/99                         4.63                         350,000,000                       342,788,556

 11/12/99                         4.71                         100,000,000                       97,943,167

                                                                                                 1,375,403,261

U.S. TREASURY NOTES - 19.7%

 7/31/99                          4.83                         50,000,000                        50,150,616

 8/15/99                          4.65                         175,000,000                       175,448,608

 8/15/99                          4.70                         275,000,000                       275,682,505

 8/15/99                          4.80                         86,000,000                        86,196,307

 9/30/99                          4.58                         25,000,000                        25,084,117

 9/30/99                          4.60                         100,000,000                       100,307,343

 9/30/99                          4.64                         400,000,000                       401,300,643

 9/30/99                          4.65                         250,000,000                       250,809,796

 9/30/99                          4.71                         75,000,000                        75,205,943

 10/31/99                         4.59                         135,000,000                       135,722,946

 11/30/99                         4.61                         256,000,000                       259,678,451

 12/31/99                         4.64                         100,000,000                       100,452,569

 12/31/99                         4.67                         100,000,000                       101,603,825

 1/31/00                          4.63                         207,000,000                       210,933,768

 1/31/00                          4.64                         50,000,000                        50,946,243

 1/31/00                          4.72                         85,000,000                        86,584,306

 1/31/00                          4.74                         300,000,000                       305,555,290

 1/31/00                          4.92                         200,000,000                       203,477,181

 2/15/00                          4.73                         175,000,000                       176,277,851

 2/15/00                          4.78                         50,000,000                        50,347,602

 2/15/00                          4.79                         140,000,000                       140,941,444

 2/29/00                          5.00                         100,000,000                       100,292,969

 3/31/00                          4.81                         175,000,000                       176,895,858

 3/31/00                          4.83                         100,000,000                       100,441,176

 4/30/00                          4.86                         100,000,000                       100,580,678

 4/30/00                          4.87                         175,000,000                       176,000,505

U.S. TREASURY OBLIGATIONS -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

U.S. TREASURY NOTES - CONTINUED

 4/30/00                          5.05%                       $ 50,000,000                      $ 50,687,500

 4/30/00                          5.18                         123,000,000                       124,691,250

                                                                                                 4,092,297,290

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 4.2%

 8/15/99                          4.61                         12,900,000                        12,779,506

 8/15/99                          5.00                         70,000,000                        69,300,738

 10/31/99                         4.60                         100,000,000                       98,094,031

 10/31/99                         4.64                         75,000,000                        73,558,586

 11/30/99                         4.62                         185,600,000                       181,384,478

 2/15/00                          4.77                         50,000,000                        48,347,932

 2/15/00                          4.80                         25,000,000                        24,168,828

 2/15/00                          4.81                         100,000,000                       96,667,976

 2/15/00                          4.91                         125,000,000                       120,746,149

 2/15/00                          4.94                         150,000,000                       144,902,643

                                                                                                 869,950,867

TOTAL U.S. TREASURY                                                                              6,337,651,418
OBLIGATIONS



REPURCHASE AGREEMENTS - 69.5%

                               MATURITY AMOUNT

In a joint trading account
(U.S. Treasury Obligations)
dated:

5/12/99 due 7/12/99 At 4.75%   $ 252,012,153                       250,000,000

5/28/99 due 6/1/99 At 4.80%     14,215,707,712                     14,208,129,000

TOTAL REPURCHASE AGREEMENTS                                        14,458,129,000

TOTAL INVESTMENT IN                                              $ 20,795,780,418
SECURITIES - 100%

Total Cost for Income Tax Purposes $ 20,795,780,418


INCOME TAX INFORMATION

A total of 38.41% of the dividends distributed during the fiscal year was derived from interest on U.S Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns. (Unaudited)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                                  MAY 31, 1999

ASSETS

Investment in securities, at                  $ 20,795,780,418
value (including repurchase
agreements of
$14,458,129,000) -  See
accompanying schedule

Receivable for investments                     1,643,220,062
sold

Interest receivable                            119,371,160

Prepaid expenses                               85,079

 TOTAL ASSETS                                  22,558,456,719

LIABILITIES

Payable for investments        $ 376,025,518
purchased

Distributions payable           96,724,433

Other payables and accrued      30,834
expenses

 TOTAL LIABILITIES                             472,780,785

NET ASSETS                                    $ 22,085,675,934

Net Assets consist of:

Paid in capital                               $ 22,081,305,677

Accumulated net realized gain                  4,370,257
(loss) on investments

NET ASSETS, for                               $ 22,085,675,934
22,081,109,838 shares
outstanding

NET ASSET VALUE, offering                      $1.00
price and redemption price
per share ($22,085,675,934
(divided by) 22,081,109,838
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED MAY 31, 1999

INTEREST INCOME                         $ 1,087,943,572

EXPENSES

Non-interested trustees'      $ 71,485
compensation

Custodian fees and expenses    139,826

Audit                          24,683

Legal                          4,064

Interest                       48,627

Insurance                      59,542

 Total expenses before         348,227
reductions

 Expense reductions            (2,840)   345,387

NET INTEREST INCOME                      1,087,598,185

NET REALIZED GAIN (LOSS) ON              2,731,401
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 1,090,329,586
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED  MAY 31, 1999  YEAR ENDED  MAY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,087,598,185           $ 1,094,248,110

 Net realized gain (loss)         2,731,401                 1,638,856

 NET INCREASE (DECREASE) IN       1,090,329,586             1,095,886,966
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,087,598,185)           (1,094,248,110)
from net interest income

Share transactions at net         118,148,227,043           97,430,674,529
asset value of  $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (112,075,443,780)         (98,860,217,743)

 NET INCREASE (DECREASE) IN       6,072,783,263             (1,429,543,214)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       6,075,514,664             (1,427,904,358)
IN NET ASSETS

NET ASSETS

 Beginning of period              16,010,161,270            17,438,065,628

 End of period                   $ 22,085,675,934          $ 16,010,161,270


FINANCIAL HIGHLIGHTS

YEARS ENDED MAY 31,              1999          1998          1997 C

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000       $ 1.000       $ 1.000
period

Income from Investment            .051          .056          .033
Operations Net interest
income

Less Distributions

From net interest income          (.051)        (.056)        (.033)

Net asset value, end of period   $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                    5.19%         5.74%         3.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 22,085,676  $ 16,010,161  $ 17,438,066
(000 omitted)

Ratio of expenses to average      .0016%        .0016%        .0008% A
net assets

Ratio of net interest income      5.04%         5.58%         5.45% A
to  average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE PERIOD OCTOBER 21, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Taxable Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Fidelity Investments Money Management, Inc. (FIMM), the fund's investment adviser, is responsible for determining that the value of the underlying securities

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

remains in accordance with the market value requirements stated above.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. At the end of the period, the fund had no reverse repurchase agreements outstanding.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED MAY 12, 1999 DUE JULY 12, 1999                         4.75%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100%
Aggregate principal amount of agreements                     $500,000,000
Aggregate maturity amount of agreements                      $504,024,306
Aggregate market value of transferred assets                 $510,000,185
Coupon rates of transferred assets                           4% to 10.63%
Maturity dates of transferred assets                         8/15/00 to 8/15/15

DATED MAY 28, 1999 DUE JUNE 1, 1999                          4.80%
Number of dealers or banks                                   21
Maximum amount with one dealer or bank                       13.2%
Aggregate principal amount of agreements                     $20,252,740,000
Aggregate maturity amount of agreements                      $20,263,542,951
Aggregate market value of transferred assets                 $20,683,912,541
Coupon rates of transferred assets                           0% to 15.75%
Maturity dates of transferred assets                         5/31/99 to 2/15/29


4. TRANSACTIONS WITH FMR AND AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services to the fund. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $145,850 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,840 under this arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Taxable Central Cash Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Taxable Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Taxable Central Cash Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
July 9, 1999